OTHER ACCOUNTS RECEIVABLE, NET - Other accounts receivable (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other accounts receivables [abstract]
Debtors	$ 2,135,285	$ 1,889,732
Accounts receivable for goods and services sales in Non-financial sector companies	1,893,203	1,469,899
Credit card compensations and network compensation	1,101,495	1,348,140
Payment in advance	871,648	760,877
Government	875,473	579,701
Conditional contributions	684,801	712,135
Taxes	51,592	35,667
Others	1,437,532	1,385,524
Gross balance of other accounts receivable	9,051,029	8,181,675
Loss allowance	(352,868)	(377,270)
Other accounts receivable, net	$ 8,698,161	$ 7,804,405